Other income (Tables)	12 Months Ended
Dec. 31, 2018
Other income
Other income

	2018	2017	2016
	(€ in thousands)
Grant income	5,378	870	1,632
Rental income from property subleases	174	625	196
Other income	209	—	—
	5,761	1,495	1,828